Acquisition of Spiral Toys LLC (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Jul. 02, 2014	Jul. 02, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016
Number of common stock shares issued during the period						$ 2,719,644
Shares market price per share				$ 0.15		$ 0.15
Goodwill
Proceeeds from financing					$ 2,000,000
Debt conversion price per share			$ 0.25		$ 0.25
Spiral LLC [Member]
Goodwill			$ 2,840,203		$ 2,840,203
Salaries payable were forgiven					$ 276,250
Mark Meyers and Assignees [Member]
Number of common stock shares issued during the period		$ 18,130,667
Percentage of outstanding shares	50.00%	50.00%
Shares market price per share	$ 0.15	$ 0.15
Number of additional common shock shares issued based upon performance criteria		4,126,133	2,063,067	2,063,066
Acquisition recognized cash	$ 8	$ 8
Acquisition Liabilities	120,567	120,567
Goodwill	2,840,203	2,840,203
Gordon McDougall and Peter Henricsson [Member]
Loan payable	120,000	$ 120,000
Proceeeds from financing	$ 2,000,000
Debt conversion price per share	$ 0.25	$ 0.25